UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number 811-21268

                       Oppenheimer Total Return Bond Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                           (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  April 30

Date of reporting period:  February 21, 2003 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

 STATEMENT OF INVESTMENTS  April 30, 2003

                                                                                                    Principal       Market Value
                                                                                                       Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities--3.1%
 BMW Vehicle Owner Trust, Automobile Loan Certificates,
 Series 2003-A, Cl. A2, 1.45%, 11/25/05                                                        $      190,000       $    190,000
---------------------------------------------------------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates, Series 2003-A,
 Cl. AF1, 1.836%, 10/25/17                                                                             59,309             59,257
---------------------------------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg. Obligations, Series 2003-1,
 Cl. AF1, 1.94%, 1/25/33 1                                                                            150,732            150,764
---------------------------------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities II, Inc., Home Equity Loan Pass-Through Certificates,
 Series 2003-HS1, Cl. AI2, 1.422%, 1/25/33 1,2                                                        219,166            219,134
---------------------------------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mortgage-Backed Obligations, Series 2003-A,
 Cl. A2, 1.28%, 8/15/05                                                                               260,000            259,961
                                                                                                                    -------------
 Total Asset-Backed Securities (Cost $879,196)                                                                           879,116

---------------------------------------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--41.1%
---------------------------------------------------------------------------------------------------------------------------------
 Government Agency--39.2%
---------------------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/Sponsored--39.2%
 Federal Home Loan Mortgage Corp., Structured Pass-Through Securities, Collateralized Mtg.
 Obligations,  Series H006, Cl. A1, 1.724%, 4/15/08 1                                                 140,000            140,000
---------------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5.50%, 5/16/18-5/13/33 3                                                                             995,000          1,028,237
 6%, 5/16/18-5/25/33 3                                                                              2,391,000          2,493,914
 6.50%, 5/1/18-5/25/33 3                                                                            2,820,000          2,953,803
 7%, 5/25/33-6/25/33 3                                                                              4,374,000          4,622,132
 8.50%, 7/1/32                                                                                         46,653             50,337
                                                                                                                    -------------
                                                                                                                      11,288,423

---------------------------------------------------------------------------------------------------------------------------------
 Private--1.9%
---------------------------------------------------------------------------------------------------------------------------------
 Commercial--1.9%
 Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations, Series 2003-T10,
 Cl. A1, 4%, 3/13/40                                                                                  172,000            174,284
---------------------------------------------------------------------------------------------------------------------------------
 GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2003-C1, Cl. A2,
 4.093%, 1/10/38                                                                                      138,000            140,525
---------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates,
 Series 2003-ML1A, Cl. A1, 3.972%, 3/12/39                                                            103,000            104,439
---------------------------------------------------------------------------------------------------------------------------------
 Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates,
 Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                                      117,000            137,782
                                                                                                                    -------------
                                                                                                                         557,030
                                                                                                                    -------------

 Total Mortgage-Backed Obligations (Cost $11,797,124)                                                                 11,845,453

---------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations--37.6%

 Federal Home Loan Mortgage Corp. Unsec. Nts., 4.50%, 1/15/13                                       1,000,000          1,023,490
---------------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts., 4.25%, 7/15/07                                        1,150,000          1,219,031
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 5.375%, 2/15/31                                                                                       17,000             18,555
 6.875%, 8/15/25                                                                                    1,500,000          1,912,911
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 1.625%, 3/31/05                                                                                    1,807,000          1,812,931
 3%, 2/15/08                                                                                          258,000            260,741
 3.875%, 2/15/13                                                                                       98,000             98,161
 5.875%, 11/15/04                                                                                   1,555,000          1,662,818
 7%, 7/15/06                                                                                        2,450,000          2,821,425
                                                                                                                    -------------
 Total U.S. Government Obligations (Cost $10,796,811)                                                                 10,830,063

                     5 | OPPENHEIMER TOTAL RETURN BOND FUND

 STATEMENT OF INVESTMENTS  Continued

                                                                                        Principal            Market Value
                                                                                           Amount              See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bonds and Notes--14.1%
 AT&T Wireless Services, Inc.:
 7.50% Sr. Unsec. Nts., 5/1/07                                                        $    140,000           $    158,132
 8.75% Sr. Unsec. Nts., 3/1/31                                                              50,000                 62,485
---------------------------------------------------------------------------------------------------------------------------
 AXA Group, 8.60% Unsec. Sub. Nts., 12/15/30                                                90,000                108,781
---------------------------------------------------------------------------------------------------------------------------
 Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                       65,000                 82,302
---------------------------------------------------------------------------------------------------------------------------
 Core Investment Grade Bond Trust I, 4.727% Pass-Through
 Certificates, Series 2002-1, 11/30/07                                                   1,000,000              1,036,415
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Telekom International BV, 8.75% Unsec. Unsub. Nts., 6/15/30                       40,000                 49,605
---------------------------------------------------------------------------------------------------------------------------
 DTE Energy Co., 6.375% Sr. Nts., 4/15/33                                                   85,000                 89,428
---------------------------------------------------------------------------------------------------------------------------
 Federated Department Stores, Inc., 6.625% Sr. Nts., 4/1/11                                 70,000                 77,620
---------------------------------------------------------------------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                              90,000                 99,555
---------------------------------------------------------------------------------------------------------------------------
 Ford Motor Co., 7.45% Bonds, 7/16/31                                                      110,000                 98,171
---------------------------------------------------------------------------------------------------------------------------
 France Telecom SA, 10% Sr. Unsec. Nts., 3/1/31 2                                           55,000                 73,406
---------------------------------------------------------------------------------------------------------------------------
 Franklin Resources, Inc., 3.70% Nts., 4/15/08                                              49,000                 49,168
---------------------------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts., 8/28/12                       270,000                275,042
---------------------------------------------------------------------------------------------------------------------------
 Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12                                                200,000                200,500
---------------------------------------------------------------------------------------------------------------------------
 Household Finance Corp., 7% Nts., 5/15/12                                                 100,000                114,725
---------------------------------------------------------------------------------------------------------------------------
 Hutchison Whampoa International Ltd., 6.50% Nts., 2/13/13 4                                90,000                 91,419
---------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Chase & Co., 6.75% Sub. Nts., 2/1/11                                           63,000                 71,850
---------------------------------------------------------------------------------------------------------------------------
 MidAmerican Energy Holdings Co., 5.875% Sr. Nts., 10/1/12                                 130,000                136,113
---------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley, 6.60% Nts., 4/1/12                                                         70,000                 79,381
---------------------------------------------------------------------------------------------------------------------------
 News America Holdings, Inc., 7.75% Sr. Unsec. Debs., 12/1/45                              120,000                136,997
---------------------------------------------------------------------------------------------------------------------------
 Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                           75,000                 87,965
---------------------------------------------------------------------------------------------------------------------------
 Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 4                               100,000                121,818
---------------------------------------------------------------------------------------------------------------------------
 Rogers Wireless Communications, Inc., 9.625% Sr. Sec. Nts., 5/1/11                         21,000                 23,231
---------------------------------------------------------------------------------------------------------------------------
 Simon DeBartolo Group LP, 6.875% Unsec. Nts., 11/15/06                                     80,000                 88,775
---------------------------------------------------------------------------------------------------------------------------
 TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                         37,000                 42,180
---------------------------------------------------------------------------------------------------------------------------
 Time Warner Entertainment Co. LP, 8.375% Sr. Debs., 3/15/23                                40,000                 49,442
---------------------------------------------------------------------------------------------------------------------------
 Time Warner, Inc., 9.125% Debs., 1/15/13                                                   90,000                110,225
---------------------------------------------------------------------------------------------------------------------------
 Verizon Global Funding Corp., 7.75% Sr. Unsub. Nts., 12/1/30                              130,000                161,137
---------------------------------------------------------------------------------------------------------------------------
 Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                  65,000                 66,988
---------------------------------------------------------------------------------------------------------------------------
 Walt Disney Co. (The), 6.375% Sr. Unsec. Nts., 3/1/12                                      95,000                104,100
---------------------------------------------------------------------------------------------------------------------------
 Waste Management, Inc., 7% Sr. Nts., 7/15/28                                              115,000                127,662
                                                                                                               ------------
 Total Corporate Bonds and Notes (Cost $3,999,144)                                                              4,074,618

                                                                                            Shares
---------------------------------------------------------------------------------------------------------------------------
 Common Stocks--4.4%

 iShares GS$ InvesTop Corp. Bond Fund (Cost $1,248,186)                                     11,400              1,277,370


                     6 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                                         Principal     Market Value
                                                                                                            Amount       See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Structured Notes--12.2%
 JPMorgan Chase Bank, High Yield Index Credit Linked
 Trust Nts., 7.55%, 11/15/07                                                                        $      980,392     $  1,045,343
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc., Targeted Return Index Securities Linked Nts., Series 10-2002,
 6.961%, 1/15/12 4,5                                                                                     1,095,000        1,244,321
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley, Tradable Custodial Receipt Nts., 6.799%, 6/15/12 4,5                                    1,080,000        1,214,742
                                                                                                                      --------------
 Total Structured Notes (Cost $3,426,924)                                                                                 3,504,406

------------------------------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--23.9% 6

 Undivided interest of 2.06% in joint repurchase agreement (Principal Amount/Market Value $332,883,000, with a maturity value of $332,894,651) with Banc One Capital Markets, Inc., 1.26%, dated 4/30/03, to be repurchased at $6,872,241 on 5/1/03, collateralized by U.S. Treasury Nts., 4.875%--5.875%,
 11/15/04--2/15/12,  with a value of $327,261,153 and U.S. Treasury Bonds, 2.125%, 8/31/04, with a
 value of $12,489,849 (Cost $6,872,000)                                                                  6,872,000        6,872,000

------------------------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $39,019,385)                                                              136.4%      39,283,026
------------------------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                                                       (36.4)     (10,477,440)
                                                                                                     -------------------------------
 Net Assets                                                                                                  100.0% $    28,805,586
                                                                                                     ===============================

Footnotes to Statement of Investments
1. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. When-issued security to be delivered and settled after April 30, 2003.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,672,300 or 9.28% of the Fund's net assets as of April 30, 2003.
5. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.
6. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.



                     7 | OPPENHEIMER TOTAL RETURN BOND FUND

 STATEMENT OF ASSETS AND LIABILITIES  April 30, 2003


-------------------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (including cost and market value of
 $6,872,000 in repurchase agreements)
 (cost $39,019,385)--see accompanying statement                                                            $  39,283,026
-------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                             15,202
-------------------------------------------------------------------------------------------------------------------------
 Due from broker                                                                                                  80,000
-------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                                        298,545
 Shares of beneficial interest sold                                                                              226,386
 Daily variation on futures contracts                                                                            175,487
 Investments sold                                                                                                 59,512
 Other                                                                                                                 9
                                                                                                           --------------
 Total assets                                                                                                 40,138,167

-------------------------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased (including $11,080,960 purchased on a when-issued basis)                               11,258,707
 Dividends                                                                                                        37,568
 Distribution and service plan fees                                                                                9,641
 Trustees' compensation                                                                                              395
 Shares of beneficial interest redeemed                                                                              350
 Transfer and shareholder servicing agent fees                                                                       289
 Other                                                                                                            25,631
                                                                                                           --------------
 Total liabilities                                                                                            11,332,581


-------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                                  $28,805,586
                                                                                                           ==============


-------------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                                               $        2,858
-------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                   28,567,102
-------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                               9,712
-------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                                     (718)
-------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                                      226,632
                                                                                                           --------------
 Net Assets                                                                                                  $28,805,586
                                                                                                           ==============


-------------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $27,598,182 and 2,738,137 shares of
 beneficial interest outstanding)                                                                                 $10.08
 Maximum offering price per share (net asset value
 plus sales charge of 4.75% of offering price)                                                                    $10.58
-------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $798,162 and
 79,195 shares of beneficial interest outstanding)                                                                $10.08
-------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $387,741 and
 38,483 shares of beneficial interest outstanding)                                                                $10.08
-------------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,501 and
 2,133 shares of beneficial interest outstanding)                                                                 $10.08

 See accompanying Notes to Financial Statements.


                     8 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS  For the Period Ended April 30, 2003 1


-------------------------------------------------------------------------------------------------
 Investment Income
 Interest                                                                              $ 123,064
-------------------------------------------------------------------------------------------------
 Dividends                                                                                10,312
                                                                                      -----------
 Total investment income                                                                 133,376

-------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                          24,656
-------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                   9,555
 Class B                                                                                     617
 Class C                                                                                     228
 Class N                                                                                       5
-------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                     372
 Class B                                                                                     231
 Class C                                                                                      71
 Class N                                                                                      11
-------------------------------------------------------------------------------------------------
 Shareholder reports                                                                      10,109
-------------------------------------------------------------------------------------------------
 Professional fees                                                                         9,943
-------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                      395
-------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                 162
-------------------------------------------------------------------------------------------------
 Other                                                                                     8,970
                                                                                      -----------
 Total expenses                                                                           65,325
 Less reduction to custodian expenses                                                       (162)
 Less voluntary waiver of expenses                                                       (19,307)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B             (52)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C             (50)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N             (11)
                                                                                      -----------
 Net expenses                                                                             45,743


-------------------------------------------------------------------------------------------------
 Net Investment Income                                                                    87,633


-------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on:
 Investments                                                                                (342)
 Closing of futures contracts                                                               (100)
 Foreign currency transactions                                                              (276)
                                                                                      -----------
 Net realized loss                                                                          (718)
-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                             263,641
 Futures contracts                                                                       (37,009)
                                                                                      -----------
 Net unrealized appreciation                                                             226,632


-------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                   $313,547
                                                                                      ===========


1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

 See accompanying Notes to Financial Statements.


                     9 | OPPENHEIMER TOTAL RETURN BOND FUND

 STATEMENT OF CHANGES IN NET ASSETS


 Period Ended April 30,                                                                       2003 1
-------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                                $       87,633
-------------------------------------------------------------------------------------------------------
 Net realized loss                                                                              (718)
-------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                       226,632
                                                                                       ----------------
 Net increase in net assets resulting from operations                                        313,547

-------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                                     (87,071)
 Class B                                                                                        (550)
 Class C                                                                                        (143)
 Class N                                                                                         (16)

-------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                                  27,282,368
 Class B                                                                                     790,499
 Class C                                                                                     383,530
 Class N                                                                                      20,422

-------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                           28,702,586
-------------------------------------------------------------------------------------------------------
 Beginning of period                                                                         103,000 2
                                                                                       ----------------
 End of period [including undistributed net investment income of $9,712]                 $28,805,586
                                                                                       ================


1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.
2. Reflects the value of the Manager's initial seed money investment on February 6, 2003.


See accompanying Notes to Financial Statements.


                    10 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

                                                                          Class A       Class B
                                                                           Period        Period
                                                                            Ended         Ended
                                                                        April 30,     April 30,
                                                                           2003 1        2003 1
-------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                     $ 10.00       $ 10.00
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                        .03           .02
 Net realized and unrealized gain                                             .08           .08
                                                                         ------------------------
 Total from investment operations                                             .11           .10
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                        (.03)         (.02)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $10.08        $10.08
                                                                         ========================

-------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                          1.14%         0.97%


-------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                                 $27,598          $798
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                        $26,027          $340
-------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                       1.77%         0.85%
 Expenses, gross                                                             1.29%         2.36%
 Expenses, net                                                               0.90% 4,5     1.65% 4,5,6
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                       77%           77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.
2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of expenses.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


                    11 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                  Class C         Class N
                                                                   Period          Period
                                                                    Ended           Ended
                                                                April 30,       April 30,
                                                                   2003 1          2003 1
-------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                             $ 10.00         $ 10.00
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                .02             .03
 Net realized and unrealized gain                                     .08             .08
                                                                   ------------------------
 Total from investment operations                                     .10             .11
-------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                (.02)           (.03)
-------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $10.08          $10.08
                                                                   ========================

-------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                  0.96%           1.08%


-------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                            $388             $22
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                   $126             $ 6
-------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                               0.59%           1.50%
 Expenses, gross                                                     2.28%           2.63%
 Expenses, net                                                       1.65% 4,5,6     1.15% 4,5,6
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               77%             77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.
2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of expenses.
6. Net of voluntary waiver of transfer agent fees.


See accompanying Notes to Financial Statements.


                    12 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Total Return Bond Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high total return through both capital appreciation and income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). As of April 30, 2003, the Manager and its affiliates owned 2,510,000, 100, 100 and 100 shares of Class A, Class B, Class C and Class N, respectively.
    The Fund currently offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets and liabilities are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing bid and asked prices, and if not, at the current day's closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of April 30, 2003, the market value of these securities comprised 12.2% of the Fund's net assets, and resulted in unrealized gains in the current period of $77,482.
--------------------------------------------------------------------------------
 Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of April 30, 2003, the value of the segregated assets was $11,255,993. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of April 30, 2003, the Fund had entered into when-issued purchase commitments of $11,080,960.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sale of each forward roll as interest income over the roll period.

                    13 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of April 30, 2003, the Fund had approximately $21,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had approximately $300 of post-October foreign currency losses which were deferred.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. Capital gain distributions, if any, are declared daily and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended April 30, 2003, amounts have been reclassified to reflect a decrease in paid-in capital of $9,859. Overdistributed net investment income was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

                    14 | OPPENHEIMER TOTAL RETURN BOND FUND

 The tax character of distributions paid during the period ended April 30, 2003 was as follows:
                                                      Period Ended
                                                  April 30, 2003 1
                 -------------------------------------------------
                 Distributions paid from:
                 Ordinary income                          $ 87,780

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:
                 Undistributed net investment income    $   16,550
                 Accumulated net realized loss             (32,492)
                 Net unrealized appreciation               258,406
                                                        -----------
                 Total                                    $242,464
                                                        ===========
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                                    Period Ended April 30, 2003 1,2
                                                                     Shares                 Amount
------------------------------------------------------------------------------------------------------
 Class A
 Sold                                                             2,736,090              $ 27,361,875
 Dividends and/or distributions reinvested                              275                     2,768
 Redeemed                                                            (8,228)                  (82,275)
                                                                  ------------------------------------
 Net increase                                                     2,728,137               $27,282,368
                                                                  ====================================


------------------------------------------------------------------------------------------------------
 Class B
 Sold                                                                88,955              $    888,971
 Dividends and/or distributions reinvested                               36                       365
 Redeemed                                                            (9,896)                  (98,837)
                                                                  ------------------------------------
 Net increase                                                        79,095              $    790,499
                                                                  ====================================


------------------------------------------------------------------------------------------------------
 Class C
 Sold                                                                39,178             $     391,527
 Dividends and/or distributions reinvested                               10                       103
 Redeemed                                                              (805)                   (8,100)
                                                                  ------------------------------------
 Net increase                                                        38,383             $     383,530
                                                                  ====================================



                    15 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest Continued

                                                              Period Ended April 30, 2003 1,2
                                                                     Shares            Amount
----------------------------------------------------------------------------------------------
 Class N
 Sold                                                                 2,032          $ 20,408
 Dividends and/or distributions reinvested                                1                14
                                                                -----------------------------
 Net increase                                                         2,033          $ 20,422
                                                                =============================

 1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.
 2. The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares each of Class B, Class C and Class N at a value of $1,000, respectively, to the Manager upon seeding of the Fund on February 6, 2003.

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the period ended April 30, 2003, were $10,478,011 and $191,419, respectively. There were purchases of $42,174,665 and sales of $20,259,763 of U.S. government and government agency obligations for the period ended April 30,2003.

 As of April 30, 2003, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $39,019,385 was composed of:

                     Gross unrealized appreciation                $ 279,519
                     Gross unrealized depreciation                  (15,878)
                                                                  ----------
                     Net unrealized appreciation                  $ 263,641
                                                                  ==========

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on or the tax realization of unrealized gain or loss.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets of the Fund, 0.475% of the next $500 million, and 0.45% of average annual net assets in excess of $750 million. The Manager has voluntarily agreed to waive fees and reimburse expenses such that "Total Annual Operating Expenses" will not exceed 0.90% for Class A shares, 1.65% for Class B Shares, 1.65% for Class C shares, and 1.15% for Class N shares, respectively. The voluntary waivers described above may be amended or withdrawn at any time. For the period ended April 30, 2003, management fees in the amount of $19,307 were voluntarily waived by the Manager.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $22.50 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Offering and Organizational Costs. The Manager assumed all offering and organizational costs associated with the registration and seeding of the Fund.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


                    16 | OPPENHEIMER TOTAL RETURN BOND FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       Aggregate            Class A       Concessions       Concessions         Concessions        Concessions
                       Front-End          Front-End        on Class A        on Class B          on Class C         on Class N
                   Sales Charges      Sales Charges            Shares            Shares              Shares             Shares
                      on Class A        Retained by       Advanced by       Advanced by         Advanced by        Advanced by
 Period Ended             Shares        Distributor     Distributor 1     Distributor 1       Distributor 1      Distributor 1
-------------------------------------------------------------------------------------------------------------------------------
 April 30, 2003          $22,204             $9,189               $10            $9,448              $2,528                $87


1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A                    Class B                    Class C                      Class N
                 Contingent Deferred        Contingent Deferred        Contingent Deferred          Contingent Deferred
                      Sales Charges               Sales Charges             Sales Charges                 Sales Charges
                        Retained by                Retained by                Retained by                  Retained by
 Period Ended            Distributor                Distributor                Distributor                  Distributor
-----------------------------------------------------------------------------------------------------------------------
 April 30, 2003                $--                         $--                        $--                          $--

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the period ended April 30, 2003, payments under the Class A Plan totaled $9,555, all of which were paid by the Distributor to recipients, none of which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the period ended April 30, 2003, were as follows:

                                                                                               Distributor's Aggregate
                                                              Distributor's Aggregate                    Unreimbursed
                      Total Payments      Amount Retained       Unreimbursed Expenses                Expenses as % of
                          Under Plan        by Distributor                  Under Plan             Net Assets of Class
----------------------------------------------------------------------------------------------------------------------
 Class B Plan                   $617                  $--                         $--                            --%
 Class C Plan                    228                   --                          --                            --
 Class N Plan                      5                   --                          --                            --

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of April 30, 2003, the Fund had no outstanding foreign currency contracts.


                    17 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of April 30, 2003, the Fund had outstanding futures contracts as follows:

                                       Expiration          Number of           Valuation as of              Unrealized
 Contract Description                       Dates          Contracts            April 30, 2003            Depreciation
-----------------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Euro-Bundesobligation                    6/6/03                7                  $  896,818                $   5,234
                                                                                                             ----------
 Contracts to Sell
 U.S. Treasury Bonds                      6/19/03               5                     570,156                    5,750
 U.S. Treasury Nts., 2 yr.                6/26/03               4                     863,625                    1,053
 U.S. Treasury Nts., 5 yr.                6/19/03              56                   6,370,000                   14,555
 U.S. Treasury Nts., 10 yr.               6/19/03              12                   1,381,500                   10,417
                                                                                                             ----------
                                                                                                                31,775
                                                                                                             ----------
                                                                                                               $37,009
                                                                                                             ==========

--------------------------------------------------------------------------------
 7. Illiquid Securities
 As of April 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of April 30, 2003 was $509,898, which represents 1.77% of the Fund's net assets.


                    18 | OPPENHEIMER TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------
 8. Borrowing and Lending Arrangements
 Interfund Borrowing and Lending Arrangements. The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the period ended or at April 30, 2003.


                    19 | OPPENHEIMER TOTAL RETURN BOND FUND

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
 To the Shareholders and Board of Trustees of Oppenheimer Total Return Bond Fund We have audited the accompanying statement of assets and liabilities of Oppenheimer Total Return Bond Fund (the "Fund"), including the statement of investments, as of April 30, 2003, and the related statements of operations and changes in net assets and the financial highlights for the period from February 21, 2003 (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
    We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of OPPENHEIMER TOTAL RETURN BOND FUND at April 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period from February 21, 2003 to April 30, 2003, in conformity with accounting principles generally accepted in the United States.






                                                         /s/ Ernst & Young LLP

 New York, New York
 June 6, 2003


                    20 | OPPENHEIMER TOTAL RETURN BOND FUND

TRUSTEES AND OFFICERS Unaudited

---------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with      Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held by Trustee;
Fund, Length of Service, Age     Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                      The address of each Trustee and Interested Trustee in the charts below is 6803 S. Tucson
TRUSTEES                         Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Ronald J. Abdow,                 President (since 1959) of Abdow
Trustee (since 2003)             Corporation (operator of restaurants); Trustee of the following real estate businesses
Age: 71                          (owners and operators of restaurants): G&R Realty Co. Trust (since 1978), G&R Trust
                                 (since 1973), Abdow Partnership (since 1975), Auburn Associates (since 1983); Hazard
                                 Associates (since 1985); Chairman (since 1996) of Western Mass Development Corp.
                                 (non-profit development); Chairman of American International College (non-profit college); Trustee (since 1993) of MML Series Investment Fund and Trustee (since 1994) of
                                 MassMutual Institutional Funds (MMIF) (open-end investment companies). Oversees 9 port-
                                 folios in the OppenheimerFunds complex.

Joseph M. Wikler,                Self-employed as an investment consultant; a director (since 1996) of Lakes
Trustee (since 2003)             Environmental Association, and Medintec (since 1992) and Cathco (since 1995) (medical
Age: 62                          device companies); and a member of the investment committee of the Associated Jewish
                                 Charities of Baltimore (since 1994); formerly a director of Fortis/Hartford mutual funds
                                 (1994 - December 2001). Oversees 7 portfolios in the OppenheimerFunds complex.

Peter I. Wold,                   President of Wold Properties, Inc. (an oil and gas exploration and production company);
Trustee (since 2003)             Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and
Age: 55                          production); Vice President of Wold Talc Company, Inc. (talc mining); Managing Member,
                                 Hole-in-the-Wall Ranch (cattle ranching); formerly Director and Chairman of the Board,
                                 Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999) and Director of
                                 PacifiCorp. (1995 - 1999), an electric utility. Oversees 7 portfolios in the
                                 OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

Eustis Walcott,                  Principal with Ardsley Associates (since 2000) (consulting firm); formerly Senior Vice
Trustee (since 2003)             President, MassMutual Financial Group (May 1990 - July 2000). Trustee (since 2000) of
Age: 65                          Cornerstone Real Estate Advisors and MML Investors Services, Trustee of OFI Trust
                                 Company (since 2001) and of the American International College (since 1995). Oversees 7 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018.
AND OFFICER                      Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                  Chairman, Chief Executive Officer and director (since June 2001) and President (since
President, Trustee and           September 2000) of the Manager; President and a director or trustee of other Oppenheimer
Chairman of the Board,           funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp. (the
Trustee (since 2003)             Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a
Age: 53                          holding company subsidiary of the Manager); a director (since November 2001) of
                                 OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial
                                 Services, Inc. (transfer agent subsidiaries of the Manager); President and a director
                                 (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the
                                 Manager: OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                 Corporation (since November 2001),
                                 HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July
                                 2001); President (since November 1, 2001) and a director (since July 2001) of
                                 Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                                 Investment Management Corp. and Tremont Advisers, Inc. (Investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of Massachusetts Mutual
                                 Life Insurance Company (the Manager's parent company); a director (since June 1995) of
                                 DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson &
                                 Company, Inc.); formerly, Chief Operating Officer (September 2000-June 2001) of the
                                 Manager; President and trustee (November 1999-November 2001) of MML Series Investment
                                 Fund and MassMutual Institutional Funds (open-end investment companies); a director
                                 (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief Executive
                                 Officer and director (September 1999-August 2000) of MML Bay State Life Insurance
                                 Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings
                                 Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 74 portfolios in the
                                 OppenheimerFunds complex.

                     22 | OPPENHEIMER TOTAL RETURN BOND FUND

---------------------------------------------------------------------------------------------------------------------------------
OFFICERS                         The address of the Officers in the chart below is as follows: for Messrs. Manioudakis and Zack, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way,
                                 Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Angelo Manioudakis,              Senior Vice President of the Manager (since April 2002); an officer of 12 portfolios in
Vice President (since 2003)      the OppenheimerFunds complex; formerly Executive Director and portfolio manager for
Age: 36                          Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management (August
                                 1993-April 2002).

Brian W. Wixted,                 Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since
Treasurer, Principal Financial   March 1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc.,
and Accounting Officer           Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc.,
(since 2003)                     Oppenheimer Partnership Holdings, Inc., OFI Private Investments, Inc. (since March
Age: 43                          2000), OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since
                                 May 2000) and OFI Institutional Asset Management, Inc. (since November 2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                 Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April 2000);
                                 formerly Principal and Chief Operating Officer (March 1995-March 1999) of Bankers Trust
                                 Company-Mutual Fund Services Division. An officer of 90 portfolios in the
                                 OppenheimerFunds complex.

Robert G. Zack,                  Senior Vice President (since May 1985) and General Counsel (since February 2002) of the
Secretary (since 2003)           Manager; General Counsel and a director (since November 2001) of OppenheimerFunds
Age: 54                          Distributor, Inc.; Senior Vice President and General Counsel (since November 2001) of
                                 HarbourView Asset Management Corporation; Vice President and a director (since November
                                 2000) of Oppenheimer Partnership Holdings, Inc.; Senior Vice President, General Counsel
                                 and a director (since November 2001) of Shareholder Services, Inc., Shareholder
                                 Financial Services, Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and
                                 OFI Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                 Centennial Asset Management Corporation; a director (since November 2001) of Oppenheimer
                                 Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001) of
                                 OppenheimerFunds International Ltd.; Vice President (since November 2001) of
                                 OppenheimerFunds Legacy Program; Secretary (since November 2001) of Oppenheimer
                                 Acquisition Corp.; formerly Acting General Counsel (November 2001-February 2002) and
                                 Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                                 Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services,
                                 Inc. (November 1989-November 2001); OppenheimerFunds International Ltd. And Oppenheimer
                                 Millennium Funds plc (October 1997-November 2001). An officer of 90 portfolios in the
                                 OppenheimerFunds complex.



The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

                     23 | OPPENHEIMER TOTAL RETURN BOND FUND





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ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)